                     SUPPLEMENT DATED NOVEMBER 22, 2010 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On November 19, 2010, the Genworth Columbia Mid Cap Value Fund was renamed the Genworth PYRAMIS(R) Small/Mid Cap Core Fund. Therefore, all references in your variable annuity prospectus to the "Genworth Columbia Mid Cap Value Fund" are hereby replaced with "Genworth PYRAMIS(R) Small/Mid Cap Core Fund (formerly, Genworth Columbia Mid Cap Value Fund)," unless the context dictates otherwise.

In the "Subaccounts" section of your variable annuity prospectus, please delete the information for Genworth Columbia Mid Cap Value Fund and replace it with the following:

Genworth PYRAMIS(R) Small/Mid Cap     The fund's investment objective is long- Genworth Financial Wealth
Core Fund                             term capital appreciation.               Management, Inc. (subadvised by
(formerly, Genworth Columbia Mid Cap                                           Pyramis Global Advisors, LLC)
Value Fund)

19773 SUPPG 11/22/10